Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 25,703,800	$ 18,141,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		7,600,000
Operating Loss Carry forward Expiration Date	2026
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 56,300,000